STOCK-BASED COMPENSATION (Details 2) (Employee Stock Option Plan)	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Employee Stock Option Plan
Fair value of options weighted average assumptions:
Pricing model used for valuation of options	Black-Scholes	Black-Scholes
Risk-free interest rate (as a percent)	1.50%	1.25%
Expected life of employee stock options	2 years 7 months 6 days	2 years 9 months 18 days
Expected volatility of the Company's share price (as a percent)	35.00%	37.52%
Expected dividend yield (as a percent)	1.80%	2.14%